Variable Interest Entities - Schedule of Consolidated VIEs (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Liabilities	$ 39,706,945	$ 36,907,059
Assets	49,460,234	47,131,095	$ 47,169,108
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liabilities	3,071,100	1,535,800
Assets	645,800	704,400
Variable Interest Entity, Primary Beneficiary | Other secured financings
Variable Interest Entity [Line Items]
Consolidated VIEs liabilities, eliminated in consolidation		1,000
Variable Interest Entity, Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Consolidated VIEs liabilities, eliminated in consolidation	17,700	44,100
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liabilities	3,088,700	1,581,200
Assets	3,111,600	1,587,500
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary | Securities purchased under agreements to resell
Variable Interest Entity [Line Items]
Assets	2,467,300	883,100
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary | Receivables
Variable Interest Entity [Line Items]
Assets	605,600	626,000
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Assets	38,700	78,400
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary | Other secured financings
Variable Interest Entity [Line Items]
Liabilities	3,068,600	1,535,300
Securitization vehicles VIEs | Variable Interest Entity, Primary Beneficiary | Other
Variable Interest Entity [Line Items]
Liabilities	$ 20,100	$ 45,900